Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A
Monthly Servicer's Report
for the month of July 2017

Collection Period Start	1-Jul-17	Distribution Date	15-Aug-17
Collection Period End	31-Jul-17	30/360 Days	30
Beg. of Interest Period	17-Jul-17	Actual/360 Days	29
End of Interest Period	15-Aug-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	994,370,417.36	942,335,425.59	0.6765439
Total Securities		1,392,866,550.14	994,370,417.36	942,335,425.59	0.6765439
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	216,367,957.77	175,796,613.61	0.4319327
Class A-2b Notes	1.605560%	115,000,000.00	61,135,909.45	49,672,261.84	0.4319327
Class A-3 Notes	1.490000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	114,000,000.00	1.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	40,571,344.16	219,974.09	99.6838923	0.5404769
Class A-2b Notes	11,463,647.61	79,071.22	99.6838923	0.6875758
Class A-3 Notes	0.00	471,833.33	0.0000000	1.2416667
Class A-4 Notes	0.00	156,750.00	0.0000000	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	52,034,991.77	927,628.64

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				13,376,680.72
Monthly Interest				4,465,321.38
Total Monthly Payments				17,842,002.10

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				599,002.68
Aggregate Sales Proceeds Advance				18,676,330.42
Total Advances				19,275,333.10

Vehicle Disposition Proceeds:
Reallocation Payments				22,100,917.53
Repurchase Payments				563,060.47
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,010,825.70
Excess Wear and Tear and Excess Mileage				189,814.06
Remaining Payoffs				0.00
Net Insurance Proceeds				1,053,677.01
Residual Value Surplus				802,130.86
Total Collections				72,837,760.83

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	19,049,242.42			1,335
Involuntary Repossession	494,139.11			35
Voluntary Repossession	203,252.00			12
Full Termination	2,340,389.00			181
Bankruptcty	13,895.00			1
Insurance Payoff		1,040,924.72		59
Customer Payoff			259,980.98	15
Grounding Dealer Payoff			6,486,592.98	331
Dealer Purchase			2,727,924.82	117
Total	22,100,917.53	1,040,924.72	9,474,498.78	2,086

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A
Monthly Servicer's Report
for the month of July 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	54,760	1,174,366,640.84	7.00000%	994,370,417.36
Total Depreciation Received		(16,834,991.73)		(12,974,770.41)
Principal Amount of Gross Losses	(112)	(2,343,450.72)		(1,999,535.77)
Repurchase / Reallocation	(48)	(676,966.98)		(563,060.47)
Early Terminations	(1,175)	(19,679,953.00)		(16,253,047.73)
Scheduled Terminations	(1,270)	(23,313,464.83)		(20,244,577.39)
Pool Balance - End of Period	52,155	1,111,517,813.58		942,335,425.59

Remaining Pool Balance
Lease Payment				205,762,842.19
Residual Value				736,572,583.40
Total				942,335,425.59

III. DISTRIBUTIONS

Total Collections					72,837,760.83
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					72,837,760.83

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					547,868.17
3. Reimbursement of Sales Proceeds Advance					11,858,971.34
4. Servicing Fee:
Servicing Fee Due					828,642.01
Servicing Fee Paid					828,642.01
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					13,235,481.52

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					219,974.09

Class A-2a Notes Monthly Interest Paid					219,974.09
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					79,071.22

Class A-2b Notes Monthly Interest Paid					79,071.22
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					471,833.33

Class A-3 Notes Monthly Interest Paid					471,833.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A
Monthly Servicer's Report
for the month of July 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00

Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	927,628.64
Total Note and Certificate Monthly Interest Paid	927,628.64
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	58,674,650.67

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	52,034,991.77

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	52,034,991.77
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,639,658.90

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A
Monthly Servicer's Report
for the month of July 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			6,964,332.75
Required Reserve Account Amount			20,892,998.25
Beginning Reserve Account Balance			20,892,998.25
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			20,892,998.25
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,639,658.90
Gross Reserve Account Balance			27,532,657.15
Remaining Available Collections Released to Seller			6,639,658.90
Total Ending Reserve Account Balance			20,892,998.25

V. POOL STATISTICS

Weighted Average Remaining Maturity			11.85
Monthly Prepayment Speed			102%
Lifetime Prepayment Speed			87%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,805,992.03
Securitization Value of Defaulted Receivables and Casualty Receivables		1,999,535.77	112
Aggregate Defaulted and Casualty Gain (Loss)		(193,543.74)
Pool Balance at Beginning of Collection Period		994,370,417.36
Net Loss Ratio
Current Collection Period		-0.0195%
Preceding Collection Period		-0.0025%
Second Preceding Collection Period		-0.0075%
Third Preceding Collection Period		-0.0363%

Cumulative Net Losses for all Periods		0.2137%	2,976,379.74

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.77%	7,678,168.69	428
61-90 Days Delinquent	0.15%	1,489,303.87	80
91-120+ Days Delinquent	0.08%	788,601.10	44
More than 120 Days	0.00%	20,142.42	1
Total Delinquent Receivables:	1.00%	9,976,216.08	553

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.23%	0.23%
Preceding Collection Period		0.21%	0.21%
Second Preceding Collection Period		0.18%	0.17%
Third Preceding Collection Period		0.15%	0.15%

60 Day Delinquent Receivables		2,987,758.19
Delinquency Percentage		0.30%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		21,389,631.42	1,516
Securitization Value		21,852,084.51	1,516
Aggregate Residual Gain (Loss)		(462,453.09)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		94,666,381.77	6,643
Cumulative Securitization Value		101,229,816.94	6,643
Cumulative Residual Gain (Loss)		(6,563,435.17)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			18,024,446.57
Reimbursement of Outstanding Advance			11,858,971.34
Additional Advances for current period			18,676,330.42
Ending Balance of Residual Advance			24,841,805.65

Beginning Balance of Payment Advance			1,584,311.96
Reimbursement of Outstanding Payment Advance			547,868.17
Additional Payment Advances for current period			599,002.68
Ending Balance of Payment Advance			1,635,446.47

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A
Monthly Servicer's Report
for the month of July 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO